AIG MULTI-ASSET ALLOCATION FUND@

Portfolio of Investments — January 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 9.9%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A† (cost $22,108,853)	3,177,835	$20,941,935
Domestic Equity Investment Companies — 51.1%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	403,648	6,325,162
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	894,987	14,865,737
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	756,064	21,321,002
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,336,583	21,305,136
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	355,113	10,308,919
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	315,495	10,556,472
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A†	1,182,340	23,351,222
Total Domestic Equity Investment Companies (cost $91,665,194)		108,033,650
Domestic Fixed Income Investment Companies — 19.7%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,070,649	6,957,380
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	2,790,957	9,824,169
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,182,383	20,798,107
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	531,551	4,130,150
Total Domestic Fixed Income Investment Companies (cost $41,147,851)		41,709,806
Foreign Equity Investment Companies — 9.9%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,810,184	14,535,780
SunAmerica Equity Funds, AIG Japan Fund, Class A	833,181	6,457,149
Total Foreign Equity Investment Companies (cost $21,036,538)		20,992,929
Global Strategies Investment Companies — 9.5%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $20,302,952)	1,352,911	20,063,674
TOTAL INVESTMENTS (cost $196,261,388)	100.1%	211,741,994
Liabilities in excess of other assets	(0.1)	(258,465)
NET ASSETS	100.0%	$211,483,529

†	Non-income producing security
#	See Note 2
@	The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

1

The following is a summary of the inputs used to value the Fund's net assets as of  January 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$211,741,994	$-	$-	$211,741,994

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

AIG ACTIVE ALLOCATION FUND@

Portfolio of Investments — January 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 0.8%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A† (cost $897,456)	142,324	$937,912
Domestic Equity Investment Companies — 51.0%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	332,434	5,209,234
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	553,873	9,199,834
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	411,281	11,598,132
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	385,090	6,138,330
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	435,763	12,650,204
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	393,720	13,173,861
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A†	211,453	4,176,199
Total Domestic Equity Investment Companies (cost $56,132,908)		62,145,794
Domestic Fixed Income Investment Companies — 35.9%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,127,639	7,148,867
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	2,018,948	7,106,696
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,673,554	25,478,966
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	525,653	4,084,327
Total Domestic Fixed Income Investment Companies (cost $42,558,005)		43,818,856
Foreign Equity Investment Companies — 8.7%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	973,303	7,815,622
SunAmerica Equity Funds, AIG Japan Fund, Class A	361,490	2,801,550
Total Foreign Equity Investment Companies (cost $10,500,700)		10,617,172
Global Strategies Investment Companies — 3.7%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $4,553,683)	304,924	4,522,028
TOTAL INVESTMENTS (cost $114,642,752)	100.1%	122,041,762
Liabilities in excess of other assets	(0.1)	(144,851)
NET ASSETS	100.0%	$121,896,911

†	Non-income producing security
#	See Note 2.
@	The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

3

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2021 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$122,041,762	$-	$-	$122,041,762

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

4

AIG Focused Dividend Strategy Fund

Portfolio of Investments — January 31, 2021

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.9%
Beverages-Non-alcoholic — 3.0%
Coca-Cola Co.	2,818,434	$135,707,597
Chemicals-Diversified — 3.3%
Dow, Inc.	2,901,820	150,604,458
Commercial Services-Finance — 3.1%
Automatic Data Processing, Inc.	845,091	139,541,426
Computer Services — 3.1%
International Business Machines Corp.	1,180,604	140,621,742
Computers — 3.5%
HP, Inc.	6,544,609	159,295,783
Computers-Memory Devices — 4.0%
NetApp, Inc.	2,769,372	183,997,076
Consumer Products-Misc. — 6.3%
Clorox Co.	698,271	146,259,844
Kimberly-Clark Corp.	1,058,771	139,863,649
		286,123,493
Cosmetics & Toiletries — 5.9%
Colgate-Palmolive Co.	1,733,033	135,176,574
Procter & Gamble Co.	1,032,559	132,384,390
		267,560,964
Data Processing/Management — 3.0%
Paychex, Inc.	1,590,638	138,894,510
Diversified Banking Institutions — 4.0%
JPMorgan Chase & Co.	1,429,790	183,971,079
Diversified Manufacturing Operations — 3.3%
3M Co.	867,914	152,457,773
Electronic Components-Semiconductors — 7.0%
Broadcom, Inc.	368,105	165,831,303
Texas Instruments, Inc.	931,728	154,378,012
		320,209,315
Food-Confectionery — 3.2%
J.M. Smucker Co.	1,254,979	146,092,105
Food-Misc./Diversified — 6.2%
Campbell Soup Co.	2,963,092	142,554,356
General Mills, Inc.	2,372,997	137,871,126
		280,425,482
Internet Security — 3.2%
NortonLifeLock, Inc.	6,992,273	147,327,192
Medical-Biomedical/Gene — 3.4%
Amgen, Inc.	640,672	154,677,441
Medical-Drugs — 6.5%
Bristol-Myers Squibb Co.	2,435,934	149,639,426
Merck & Co., Inc.	1,920,088	147,981,182
		297,620,608
Medical-Wholesale Drug Distribution — 7.0%
AmerisourceBergen Corp.	1,507,451	157,076,394
Cardinal Health, Inc.	2,991,345	160,724,967
		317,801,361
Networking Products — 3.5%
Cisco Systems, Inc.	3,611,426	160,997,371
Oil Companies-Integrated — 3.7%
Chevron Corp.	1,993,649	169,858,895
Retail-Building Products — 3.2%
Home Depot, Inc.	540,460	146,367,377
Retail-Consumer Electronics — 3.1%
Best Buy Co., Inc.	1,278,401	139,115,597
Retail-Drug Store — 4.3%
Walgreens Boots Alliance, Inc.	3,873,810	194,658,953
Telephone-Integrated — 3.1%
Verizon Communications, Inc.	2,580,176	141,264,636
Total Long-Term Investment Securities
(cost $4,208,103,774)		4,555,192,234
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $13,268,000 and collateralized by $13,551,400 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $13,551,400 (cost $13,268,000)	13,268,000	13,268,000
TOTAL INVESTMENTS
(cost $4,221,371,774)	100.2%	4,568,460,234
Liabilities in excess of other assets	(0.2)	(10,986,662)
NET ASSETS	100.0%	$4,557,473,572

5

The following is a summary of the inputs used to value the Fund's net assets as of  January 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,555,192,234	$-	$-	$4,555,192,234
Repurchase Agreements	-	13,268,000	-	13,268,000
Total Investments at Value	$4,555,192,234	$13,268,000	$-	$4,568,460,234

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

6

AIG Strategic Value Fund

Portfolio of Investments — January 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.3%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	15,137	$944,246
Aerospace/Defense — 1.0%
Raytheon Technologies Corp.	24,874	1,659,842
Airlines — 0.9%
Delta Air Lines, Inc.	39,820	1,511,567
Apparel Manufacturers — 0.4%
Ralph Lauren Corp.	6,666	673,599
Applications Software — 0.3%
Concentrix Corp.†	5,146	550,210
Auto-Heavy Duty Trucks — 1.8%
Cummins, Inc.	12,899	3,023,784
Banks-Commercial — 4.1%
Bank OZK	55,897	2,077,133
PacWest Bancorp	52,960	1,598,862
SVB Financial Group†	7,714	3,377,035
		7,053,030
Beverages-Non-alcoholic — 1.8%
Keurig Dr Pepper, Inc.	35,060	1,114,908
PepsiCo, Inc.	14,718	2,010,037
		3,124,945
Broadcast Services/Program — 0.8%
Discovery, Inc., Class A†	32,407	1,342,298
Building & Construction-Misc. — 1.1%
EMCOR Group, Inc.	20,587	1,817,832
Building Products-Air & Heating — 0.2%
Carrier Global Corp.	9,796	377,146
Building Products-Wood — 1.0%
Masco Corp.	31,595	1,715,924
Building-Mobile Home/Manufactured Housing — 0.4%
Winnebago Industries, Inc.	10,360	715,462
Building-Residential/Commercial — 0.7%
Lennar Corp., Class A	13,620	1,132,503
Cable/Satellite TV — 2.4%
Comcast Corp., Class A	41,846	2,074,306
DISH Network Corp., Class A†	22,210	644,534
Liberty Broadband Corp., Class C†	9,279	1,355,198
		4,074,038
Chemicals-Diversified — 2.1%
DuPont de Nemours, Inc.	45,953	3,650,966
Computer Services — 2.1%
Cognizant Technology Solutions Corp., Class A	20,513	1,598,988
DXC Technology Co.	26,463	746,257
International Business Machines Corp.	10,594	1,261,851
		3,607,096
Computers — 0.9%
HP, Inc.	66,409	1,616,395
Containers-Metal/Glass — 0.3%
Ardagh Group SA	32,306	549,202
Containers-Paper/Plastic — 0.6%
Packaging Corp. of America	8,007	1,076,621
Cosmetics & Toiletries — 3.9%
Procter & Gamble Co.	52,013	6,668,587
Diagnostic Equipment — 1.7%
Danaher Corp.	12,044	2,864,545
Distribution/Wholesale — 0.5%
Avient Corp.	24,180	929,237
Diversified Manufacturing Operations — 1.4%
Trane Technologies PLC	16,801	2,408,423
Electric Products-Misc. — 0.8%
Emerson Electric Co.	18,392	1,459,405
Electric-Integrated — 3.0%
Dominion Energy, Inc.	21,508	1,567,718
FirstEnergy Corp.	115,531	3,553,734
		5,121,452
Electronic Components-Semiconductors — 2.8%
Intel Corp.	88,170	4,894,317
Electronic Parts Distribution — 0.2%
SYNNEX Corp.	5,146	420,017
Entertainment Software — 0.5%
Activision Blizzard, Inc.	10,297	937,027
Finance-Consumer Loans — 0.7%
OneMain Holdings, Inc.	24,217	1,127,544
Finance-Other Services — 2.4%
CME Group, Inc.	5,434	987,575
Intercontinental Exchange, Inc.	11,665	1,287,233
Nasdaq, Inc.	13,542	1,831,826
		4,106,634
Financial Guarantee Insurance — 2.1%
MGIC Investment Corp.	159,749	1,872,258
Radian Group, Inc.	93,058	1,786,714
		3,658,972
Food-Misc./Diversified — 1.5%
Kraft Heinz Co.	79,014	2,647,759
Gambling (Non-Hotel) — 0.5%
International Game Technology PLC	55,502	894,137
Human Resources — 0.7%
ManpowerGroup, Inc.	13,282	1,174,660
Independent Power Producers — 1.3%
NRG Energy, Inc.	53,865	2,230,550
Instruments-Controls — 1.9%
Honeywell International, Inc.	16,689	3,260,530
Insurance-Multi-line — 3.3%
Allstate Corp.	53,357	5,718,803
Insurance-Property/Casualty — 3.5%
Assurant, Inc.	15,458	2,094,096
Fidelity National Financial, Inc.	24,834	901,474
Progressive Corp.	10,711	933,892
Travelers Cos., Inc.	14,894	2,030,052
		5,959,514
Insurance-Reinsurance — 0.6%
Essent Group, Ltd.	25,187	1,053,572
Internet Security — 0.8%
NortonLifeLock, Inc.	63,056	1,328,590
Investment Companies — 0.6%
Cannae Holdings, Inc.†	27,450	1,042,825

Investment Management/Advisor Services — 6.1%
Artisan Partners Asset Management, Inc., Class A	23,492	1,137,013
Franklin Resources, Inc.	72,422	1,903,974
Janus Henderson Group PLC	52,879	1,626,558
T. Rowe Price Group, Inc.	37,351	5,844,685
		10,512,230
Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	4,898	316,656
Medical Instruments — 1.9%
Medtronic PLC	29,804	3,318,079
Medical Labs & Testing Services — 1.2%
MEDNAX, Inc.†	46,349	1,263,937
Quest Diagnostics, Inc.	6,181	798,276
		2,062,213
Medical-Biomedical/Gene — 3.1%
Amgen, Inc.	3,835	925,884
Bio-Rad Laboratories, Inc., Class A†	4,539	2,604,342
Biogen, Inc.†	3,566	1,007,787
Gilead Sciences, Inc.	11,536	756,762
		5,294,775
Medical-Drugs — 4.8%
Johnson & Johnson	27,306	4,454,428
Merck & Co., Inc.	11,982	923,453
Pfizer, Inc.	82,545	2,963,365
		8,341,246
Medical-HMO — 0.5%
Centene Corp.†	14,286	861,446
Medical-Wholesale Drug Distribution — 0.4%
Cardinal Health, Inc.	14,023	753,456
Oil Companies-Exploration & Production — 2.8%
ConocoPhillips	72,927	2,919,268
EOG Resources, Inc.	19,330	985,057
Laredo Petroleum, Inc.†	36,227	843,002
		4,747,327
Oil Companies-Integrated — 0.8%
Exxon Mobil Corp.	29,752	1,334,080
Oil Refining & Marketing — 1.8%
HollyFrontier Corp.	23,502	668,867
Marathon Petroleum Corp.	12,189	526,077
Phillips 66	21,256	1,441,157
Valero Energy Corp.	9,405	530,724
		3,166,825
Oil-Field Services — 0.7%
Schlumberger, Ltd.	50,991	1,132,510
Pharmacy Services — 1.2%
CVS Health Corp.	29,203	2,092,395
Printing-Commercial — 0.4%
Deluxe Corp.	19,535	662,041
Radio — 1.2%
Liberty Media Corp. - Liberty SiriusXM, Series A†	48,974	1,979,529
Real Estate Investment Trusts — 2.4%
Cousins Properties, Inc.	98,246	3,098,679
Simon Property Group, Inc.	10,774	1,001,228
		4,099,907
Real Estate Management/Services — 0.7%
Jones Lang LaSalle, Inc.†	4,322	631,920
RE/MAX Holdings, Inc., Class A	15,134	548,153
		1,180,073
Retail-Building Products — 1.0%
Home Depot, Inc.	6,453	1,747,601
Retail-Consumer Electronics — 0.6%
Best Buy Co., Inc.	10,161	1,105,720
Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	18,799	944,650
Retail-Restaurants — 1.3%
McDonald's Corp.	10,906	2,266,703
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	12,855	1,242,821
Steel-Producers — 0.9%
Reliance Steel & Aluminum Co.	13,094	1,519,952
Telephone-Integrated — 3.5%
AT&T, Inc.	39,368	1,127,106
Verizon Communications, Inc.	88,056	4,821,066
		5,948,172
Tobacco — 2.5%
Altria Group, Inc.	57,442	2,359,718
Philip Morris International, Inc.	25,019	1,992,763
		4,352,481
Total Long-Term Investment Securities
(cost $156,908,249)		171,106,694
REPURCHASE AGREEMENTS — 0.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $1,318,000 and collateralized by $1,346,200 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $1,344,410 (cost $1,318,000)	$1,318,000	1,318,000
TOTAL INVESTMENTS
(cost $158,226,249)	100.1%	172,424,694
Liabilities in excess of other assets	(0.1)	(125,534)
NET ASSETS	100.0%	$172,299,160

†	Non-income producing security

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2021 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$171,106,694	$-	$-	$171,106,694
Repurchase Agreements	-	1,318,000	-	1,318,000
	$171,106,694	$1,318,000	$-	$172,424,694

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Inverstments

AIG SELECT DIVIDEND GROWTH FUND

Portfolio of Investments — January 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.9%
Advertising Agencies — 5.2%
Interpublic Group of Cos., Inc.	49,229	$1,184,942
Omnicom Group, Inc.	16,773	1,046,300
		2,231,242
Aerospace/Defense — 3.9%
General Dynamics Corp.	6,155	902,815
Lockheed Martin Corp.	2,411	775,908
		1,678,723
Apparel Manufacturers — 2.7%
VF Corp.	15,226	1,170,423
Beverages-Non-alcoholic — 2.1%
PepsiCo, Inc.	6,657	909,147
Chemicals-Diversified — 5.4%
Celanese Corp.	9,374	1,145,034
Eastman Chemical Co.	12,002	1,180,397
		2,325,431
Commercial Services-Finance — 2.6%
Automatic Data Processing, Inc.	6,785	1,120,339
Computers-Memory Devices — 3.3%
NetApp, Inc.	21,178	1,407,066
Containers-Paper/Plastic — 2.9%
Packaging Corp. of America	9,424	1,267,151
Data Processing/Management — 2.5%
Paychex, Inc.	12,508	1,092,199
Diversified Manufacturing Operations — 2.5%
3M Co.	6,052	1,063,094
Electronic Components-Semiconductors — 8.1%
Broadcom, Inc.	2,840	1,279,420
Intel Corp.	18,848	1,046,252
Texas Instruments, Inc.	7,069	1,171,263
		3,496,935
Finance-Credit Card — 1.9%
Western Union Co.	37,615	837,686
Food-Confectionery — 2.2%
Mondelez International, Inc., Class A	16,893	936,548
Food-Meat Products — 2.2%
Tyson Foods, Inc., Class A	14,792	951,274
Instruments-Controls — 2.8%
Honeywell International, Inc.	6,116	1,194,883
Insurance-Multi-line — 2.3%
Allstate Corp.	9,432	1,010,922
Insurance-Property/Casualty — 4.4%
Fidelity National Financial, Inc.	27,792	1,008,850
Progressive Corp.	10,102	880,793
		1,889,643
Investment Management/Advisor Services — 5.0%
Franklin Resources, Inc.	42,508	1,117,535
T. Rowe Price Group, Inc.	6,625	1,036,680
		2,154,215
Medical Instruments — 2.4%
Medtronic PLC	9,343	1,040,156
Medical-Biomedical/Gene — 2.1%
Amgen, Inc.	3,668	885,565
Medical-Drugs — 2.3%
AbbVie, Inc.	9,463	969,768
Medical-Wholesale Drug Distribution — 2.0%
Cardinal Health, Inc.	15,696	843,346
Networking Products — 2.0%
Cisco Systems, Inc.	19,334	861,910
Oil Companies-Exploration & Production — 2.3%
EOG Resources, Inc.	19,365	986,840
Oil Refining & Marketing — 4.6%
Marathon Petroleum Corp.	23,416	1,010,635
Valero Energy Corp.	16,828	949,604
		1,960,239
Pharmacy Services — 2.4%
CVS Health Corp.	14,234	1,019,866
Steel-Producers — 2.3%
Steel Dynamics, Inc.	29,250	1,002,398
Telecommunication Equipment — 2.0%
Juniper Networks, Inc.	36,000	879,120
Television — 4.0%
ViacomCBS, Inc., Class B	35,296	1,711,856
Tobacco — 2.1%
Altria Group, Inc.	22,109	908,238
Tools-Hand Held — 2.7%
Snap-on, Inc.	6,367	1,145,996
Toys — 2.7%
Hasbro, Inc.	12,204	1,144,979
Total Long-Term Investment Securities (cost $37,045,196)		42,097,198
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $863,000 and collateralized by $881,500 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $880,328 (cost $863,000)	$863,000	863,000
TOTAL INVESTMENTS (cost $37,908,196)	99.9%	42,960,198
Other assets less liabilities	0.1	33,725
NET ASSETS	100.0%	$42,993,923

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$42,097,198	$-	$-	$42,097,198
Repurchase Agreements	-	863,000	-	863,000
Total Investments at Value	$42,097,198	$863,000	$-	$42,960,198

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO FINANCIAL STATEMENTS — January 31, 2021 — (unaudited)

Note 1.  Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of January 31, 2021, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of January 31, 2021, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund’s Portfolio of Investments and Notes to Financial Statements for more information about a Fund’s holdings in repurchase agreements.

Note 2.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. For the period ended January 31, 2021, transactions in these securities were as follows:

AIG Multi-Asset Allocation

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2020	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2021
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$217,122	$-	$12,768,917	$220,828	$796,130	$(33,788)	$2,375,953	$14,535,780
SunAmerica Equity Funds, AIG Japan Fund, Class A	55,190	-	5,970,831	56,777	562,627	(45,850)	1,038,018	6,457,149
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	74,300	-	7,851,058	76,244	1,385,728	13,240	402,566	6,957,380
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	88,362	-	9,009,139	883,270	329,053	365	260,448	9,824,169
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	73,837	-	19,357,519	2,410,211	689,839	(4,598)	(275,186)	20,798,107
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	22,416	-	2,732,531	1,420,049	103,167	(2,035)	82,772	4,130,150
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	37,526	-	5,591,128	334,310	207,823	(12,958)	620,505	6,325,162
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	82,602	-	13,493,988	86,308	1,396,130	149,698	2,531,873	14,865,737
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	289,125	-	18,909,652	294,418	1,008,757	205,540	2,920,149	21,321,002
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	-	-	19,374,912	5,293	708,757	(245,952)	2,516,439	20,941,935
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	113,261	-	19,196,580	352,541	692,744	43,963	2,404,796	21,305,136
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	-	891,287	9,611,093	893,934	354,379	54,922	103,349	10,308,919
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	-	1,025,112	9,911,143	1,027,758	1,234,379	393,746	458,204	10,556,472
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	191,187	-	18,745,893	196,481	708,757	16,612	1,813,445	20,063,674
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	-	-	19,395,898	5,294	1,958,757	473,112	5,435,675	23,351,222
	$1,244,928	$1,916,399	$191,920,282	$8,263,716	$12,137,027	$1,006,017	$22,689,006	$211,741,994

† Includes reinvestment of distributions paid.

AIG Active Allocation

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2020	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2021
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$117,132	$-	$6,889,228	$199,739	$542,196	$(87,542)	$1,356,393	$7,815,622
SunAmerica Equity Funds, AIG Japan Fund, Class A	24,835	-	2,548,295	53,857	232,998	(3,755)	436,151	2,801,550
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	68,279	-	6,951,087	144,078	314,897	(9,569)	378,168	7,148,867
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	68,466	-	7,043,848	144,759	287,482	18,718	186,853	7,106,696
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	96,575	-	26,130,708	577,438	856,201	38,583	(411,562)	25,478,966
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	29,677	-	4,036,294	73,627	142,340	(4,482)	121,228	4,084,327
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	31,319	-	4,669,112	196,693	166,217	(7,986)	517,632	5,209,234
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	48,458	-	7,924,913	143,963	433,528	15,064	1,549,422	9,199,834
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	153,541	-	10,047,217	273,610	379,730	30,652	1,626,383	11,598,132
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	-	-	858,444	9,674	30,999	(1,201)	101,994	937,912
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	29,334	-	4,976,398	720,248	182,625	11,562	612,747	6,138,330
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	-	1,056,998	11,406,106	1,467,864	404,191	90,822	89,603	12,650,204
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	-	1,228,687	11,894,173	1,367,992	1,096,386	346,311	661,771	13,173,861
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	42,723	-	4,178,653	91,093	154,996	(8,176)	415,454	4,522,028
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	-	-	3,272,815	40,687	127,867	35,225	955,339	4,176,199
	$710,339	$2,285,685	$112,827,291	$5,505,322	$5,352,653	$464,226	$8,597,576	$122,041,762

† Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Exchange Commission’s website at http://www.sec.gov.